Other Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Other property and equipment	$ 427,902	$ 197,235	$ 139,903
Less accumulated depreciation	(58,696)	(48,024)	(35,151)
Other property and equipment, net	369,206	149,211	104,752
Natural Gas Compression Plant and Pipeline
Property, Plant and Equipment [Line Items]
Other property and equipment		129,863	96,624
Buildings and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Other property and equipment		16,158	10,874
Vehicles
Property, Plant and Equipment [Line Items]
Other property and equipment		13,653	10,127
Drilling And Other Equipment
Property, Plant and Equipment [Line Items]
Other property and equipment		3,645	1,827
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Other property and equipment		29,972	17,529
Land
Property, Plant and Equipment [Line Items]
Other property and equipment		$ 3,944	$ 2,922